SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF REGISTRANT Condensed Statements of Financial Position (Parent Company Only) (Details) - USD ($) $ / shares in Units, $ in Millions	Mar. 31, 2018	Dec. 31, 2017		Mar. 31, 2017	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 110	$ 66		$ 6	$ 8		$ 14		$ 28
Intercompany receivables (less than $1 million)	1	1			1
Income tax receivable	2	15			17
Prepaid and other current assets	11	13			18
Total current assets	276	260			233
Other assets
Other	63	66			52
Total other assets	1,264	1,254			1,292
Assets	8,995	8,823	[1]		8,223	[1]	7,555	[1],[2]
Current liabilities
Accounts payable	110	97			100
Accrued compensation	15	28			14
Accrued interest	59	60			54
Other	34	34			35
Total current liabilities	520	562			633
Accrued pension and postretirement liabilities	73	74			68
Other	20	17			26
Long-term debt	5,163	5,001			4,355
STOCKHOLDER’S EQUITY
Common stock, without par value, 235,000,000 shares authorized as of December 31, 2017, and 224,203,112 shares issued and outstanding at December 31, 2017 and 2016.	892	892			892
Retained earnings	1,057	1,026			1,007
Accumulated other comprehensive income	3	2	[3]	$ 2	2	[3]	4	[3]	5
Total stockholder’s equity	1,952	1,920			1,901		1,709		$ 1,670
TOTAL LIABILITIES AND STOCKHOLDER’S EQUITY	$ 8,995	8,823			8,223
Balance Sheet Additional Disclosures
Deferred financing fees and discount		$ 40			$ 34
Common stock, without par value	$ 0	$ 0
Common stock, shares authorized	235,000,000	235,000,000
Common stock, shares issued	224,203,112	224,203,112			224,203,112
Common stock, shares outstanding	224,203,112	224,203,112			224,203,112
ITC Holdings
Current assets
Cash and cash equivalents		$ 60			$ 4		$ 8			$ 6
Intercompany receivables (less than $1 million)		21			16
Income tax receivable		15			17
Prepaid and other current assets		3			8
Total current assets		99			45
Other assets
Investment in subsidiaries		4,461			4,171
Deferred income taxes		141			208
Other		96			78
Total other assets		4,698			4,457
Assets		4,797			4,502
Current liabilities
Intercompany tax payable to subsidiaries		0			85
Accrued compensation		28			14
Accrued interest		33			33
Debt maturing within one year		0			195
Other		8			13
Total current liabilities		69			340
Accrued pension and postretirement liabilities		74			68
Other		6			1
Long-term debt		2,728			2,192
STOCKHOLDER’S EQUITY
Common stock, without par value, 235,000,000 shares authorized as of December 31, 2017, and 224,203,112 shares issued and outstanding at December 31, 2017 and 2016.		892			892
Retained earnings		1,026			1,007
Accumulated other comprehensive income		2			2
Total stockholder’s equity		1,920			1,901
TOTAL LIABILITIES AND STOCKHOLDER’S EQUITY		4,797			4,502
Balance Sheet Additional Disclosures
Deferred financing fees and discount		$ 22			$ 16
Common stock, without par value		$ 0
Common stock, shares authorized		235,000,000
Common stock, shares issued		224,203,112			224,203,112
Common stock, shares outstanding		224,203,112			224,203,112

[1]	Reconciliation of total assets results primarily from differences in the netting of deferred tax assets and liabilities at our Regulated Operating Subsidiaries as compared to the classification in our consolidated statements of financial position.
[2]	All amounts presented reflect the change in authoritative guidance on the presentation of debt issuance costs on the balance sheet. This change was adopted retrospectively by us in 2016.
[3]	Includes unrealized gains and losses on available-for-sale securities, net of tax, of less than $1 million for the years ended December 31, 2017, 2016 and 2015.